Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
Schedule of Long-Term Investments

As at December 31, 2020 and 2021, long-term investments consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd.	24,489,092	25,424,106	3,989,597
Other	1,000,000	10,787,859	1,692,850
Equity securities with readily determinable fair values
China Gingko Education Group Company Limited	56,354,913	39,852,428	6,253,716
Zhejiang New Century Hotel Management Co., Ltd.	180,457,226	—	—
Equity securities without readily determinable fair values
Other	3,523,212	6,233,255	978,134
Available-for-sale debt investment
Yibon	103,701,474	106,493,137	16,711,097
Total	369,525,917	188,790,785	29,625,394